Cover	Feb. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2025
Entity File Number	001-14891
Entity Registrant Name	Franklin Wireless Corp.
Entity Central Index Key	0000722572
Entity Tax Identification Number	95-3733534
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3940 Ruffin Road, Suite C
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	623-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	FKWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false